Equity Investments - Equity Investments (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Equity Investments
Equity securities, Current	€ 0	€ 0
Equity securities, non-current	5,799	3,113
Equity securities	5,799	3,113
Investments in associates, current	0	0
Investments in associates, non-current	155	14
Investments in associates	155	14
Equity investments, current	0	0
Equity investments, non-current	5,954	3,127
Equity investments	5,954	3,127
Other financial assets, current	2,758	1,635
Other financial assets, non-current	6,275	3,512
Other financial assets	€ 9,033	€ 5,147
% of other financial assets, current	0.00%	0.00%
% of other financial assets, non-current	95.00%	89.00%
% of other financial assets	66.00%	61.00%